BANK FINANCIAL ASSETS AND LIABILITIES - Group's liquidity analysis for its derivative financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 166,124	₽ 140,383
Financial liabilities	(148,827)	(131,329)
Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(9,097)	(16,427)
Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	137,736	117,861
Financial liabilities	(114,046)	(71,214)
Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(12,044)	(1,268)
Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(98,946)	(67,821)
Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2,430)	(1,717)
Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(626)	(408)
Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	13,273	13,680
Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,831	477
Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	107,179	73,190
Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	15,453	30,514
Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	28,388	22,522
Financial liabilities	(34,781)	(60,115)
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(25)	(373)
Non-interest bearing financial instruments | Obligation to deliver securities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(272)	(394)
Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(261)	(6,482)
Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(30,152)	(48,854)
Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(4,071)	(4,012)
Non-interest bearing financial instruments | Cash and cash equivalents
Group's liquidity analysis for its derivative financial instruments
Financial assets	26,244	10,117
Non-interest bearing financial instruments | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets		8,806
Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,300	2,485
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	26	228
Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	818	886
Up to 30 days
Group's liquidity analysis for its derivative financial instruments
Financial assets	46,868	30,572
Financial liabilities	(61,280)	(71,663)
Liquidity gap	(14,097)	(41,091)
Stable source of funding	40,625	40,689
Net liquidity gap	26,529	(402)
Cumulative liquidity gap	26,529	(402)
Cumulative interest sensitivity gap	(8,875)	5,138
Up to 30 days | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	6,802	(16,402)
Up to 30 days | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	19,475	19,450
Financial liabilities	(28,608)	(14,313)
Up to 30 days | Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(12,044)	(1,268)
Up to 30 days | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(16,094)	(13,012)
Up to 30 days | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(445)	(12)
Up to 30 days | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(25)	(21)
Up to 30 days | Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	13,273	13,680
Up to 30 days | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,831	477
Up to 30 days | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	4,366	5,182
Up to 30 days | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	5	111
Up to 30 days | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	27,393	11,122
Financial liabilities	(32,672)	(57,350)
Up to 30 days | Non-interest bearing financial instruments | Obligation to deliver securities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(272)	(394)
Up to 30 days | Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(261)	(6,482)
Up to 30 days | Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(30,152)	(48,854)
Up to 30 days | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,987)	(1,620)
Up to 30 days | Non-interest bearing financial instruments | Cash and cash equivalents
Group's liquidity analysis for its derivative financial instruments
Financial assets	26,244	10,117
Up to 30 days | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	466	483
Up to 30 days | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	683	522
1 month to 3 months
Group's liquidity analysis for its derivative financial instruments
Financial assets	12,555	13,787
Financial liabilities	(14,064)	(8,176)
Liquidity gap	(1,478)	5,611
Stable source of funding	641	(13,182)
Net liquidity gap	(836)	(7,571)
Cumulative liquidity gap	25,692	(7,973)
Cumulative interest sensitivity gap	(10,020)	10,894
1 month to 3 months | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	593	(5)
1 month to 3 months | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	12,344	13,346
Financial liabilities	(13,489)	(7,590)
1 month to 3 months | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(12,746)	(7,239)
1 month to 3 months | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(710)	(314)
1 month to 3 months | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(33)	(37)
1 month to 3 months | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	12,334	9,113
1 month to 3 months | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	10	4,233
1 month to 3 months | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	211	441
Financial liabilities	(575)	(586)
1 month to 3 months | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(25)	(45)
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(550)	(541)
1 month to 3 months | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	128	61
1 month to 3 months | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	26	45
1 month to 3 months | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	57	335
3 months to 1 year
Group's liquidity analysis for its derivative financial instruments
Financial assets	40,184	38,499
Financial liabilities	(71,038)	(48,627)
Liquidity gap	(30,884)	(10,128)
Stable source of funding	30,855	22,667
Net liquidity gap	(29)	12,539
Cumulative liquidity gap	25,663	4,566
Cumulative interest sensitivity gap	(40,094)	809
3 months to 1 year | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(13,532)	(17)
3 months to 1 year | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	39,430	36,363
Financial liabilities	(69,504)	(46,448)
3 months to 1 year | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(69,178)	(45,971)
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(135)	(333)
3 months to 1 year | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(191)	(144)
3 months to 1 year | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	33,371	25,525
3 months to 1 year | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	6,059	10,838
3 months to 1 year | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	754	2,136
Financial liabilities	(1,534)	(2,179)
3 months to 1 year | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(328)
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,534)	(1,851)
3 months to 1 year | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	697	1,928
3 months to 1 year | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets		183
3 months to 1 year | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	57	25
2021-2025
Group's liquidity analysis for its derivative financial instruments
Financial assets	58,084	39,967
Financial liabilities	(1,982)	(2,570)
Liquidity gap	56,102	37,397
Stable source of funding	(14,270)	(8,128)
Net liquidity gap	41,832	29,269
Cumulative liquidity gap	67,496	33,835
Cumulative interest sensitivity gap	15,999	38,193
2021-2025 | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2,960)	(3)
2021-2025 | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	58,075	39,954
Financial liabilities	(1,982)	(2,570)
2021-2025 | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(928)	(1,599)
2021-2025 | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(677)	(771)
2021-2025 | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(377)	(200)
2021-2025 | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	49,138	25,922
2021-2025 | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,937	14,032
2021-2025 | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	9	13
2021-2025 | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	9	13
Thereafter
Group's liquidity analysis for its derivative financial instruments
Financial assets	6,629	2,404
Financial liabilities	(463)	(293)
Liquidity gap	6,166	2,111
Stable source of funding	(57,852)	(42,046)
Net liquidity gap	(51,686)	(39,935)
Cumulative liquidity gap	15,810	(6,100)
Cumulative interest sensitivity gap	22,165	40,304
Thereafter | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	6,629	2,404
Financial liabilities	(463)	(293)
Thereafter | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(463)	(287)
Thereafter | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(6)
Thereafter | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	6,187	1,104
Thereafter | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	442	1,300
Maturity undefined
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,804	15,154
Maturity undefined | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,783	6,344
Maturity undefined | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,783	6,344
Maturity undefined | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	21	8,810
Maturity undefined | Non-interest bearing financial instruments | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets		8,806
Maturity undefined | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 21	₽ 4